Victory Cornerstone Moderately Aggressive Fund Expense Example - Victory Cornerstone Moderately Aggressive Fund - Fund Shares	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 110
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	$ 1,419